UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07359

Hyperion Brookfield Income Fund, Inc.

(Exact name of registrant as specified in charter)

Three World Financial Center, 200 Vesey Street, 10th Floor, New York, NY 10281-1010

(Address of principal executive offices) (Zip code)

Thomas F. Doodian, Three World Financial Center, 200 Vesey Street, New York, NY 10281-1010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-549-8400

Date of fiscal year end: July 31, 2009

Date of reporting period: October 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments

HYPERION BROOKFIELD INCOME FUND, INC.

Portfolio of Investments (Unaudited)

October 31, 2008

	Interest Rate		Maturity	Principal Amount (000s)	Value (Note 2)
ASSET-BACKED SECURITIES - 2.8%
Long Beach Mortgage Loan Trust
Series 2002-5, Class M4B (g)	6.00%		11/25/32	$400	$8,688
Mid-State Trust
Series 2004-1, Class B	8.90		08/15/37	1,666	1,433,096
Sail Net Interest Margin Notes
Series 2004-BN2A, Class B* (e) (f)	7.00		12/27/34	467	47
Series 2003-5, Class A* (e) (f)	7.35		06/27/33	24	2
Series 2003-3, Class A* (f)	7.75		04/27/33	59	6
Structured Asset Investment Loan Trust
Series 2004-11, Class B* (c) (f) (g)	5.00/5.50		01/25/35	364	49
Series 2003-BC13, Class B* (a) (c) (f) (g)	6.00/6.50		11/25/33	245	21,998
Series 2004-3, Class B* (c) (f) (g)	6.00/6.50		04/25/34	308	6,928
Wells Fargo Alternative Loan Trust
Series 2005-1, Class B6	5.50		02/25/35	278	6,964
Series 2005-1, Class B5	5.50		02/25/35	230	8,648
Total ASSET-BACKED SECURITIES
(Cost - $3,779,085)					1,486,426

COMMERCIAL MORTGAGE BACKED SECURITIES - 78.3%

Other Commercial Mortgage Backed Securities - 78.3%
Banc America Commercial Mortgage, Inc.
Series 2004-6, Class F* (f)	5.36	†	12/10/42	1,889	1,099,212
Series 2007-2, Class L* (f)	5.37		04/10/49	1,144	183,008
Series 2007-2, Class M* (f)	5.37		04/10/49	525	78,765
Series 2007-2, Class N* (f)	5.37		04/10/49	1,768	247,492
Series 2007-2, Class O* (f)	5.37		04/10/49	672	87,321
Series 2007-2, Class P* (f)	5.37		04/10/49	638	76,524
Series 2007-2, Class Q* (f)	5.37		04/10/49	2,365	260,194
Series 2007-2, Class S* (f)	5.37		04/10/49	8,980	897,990
Series 2006-2, Class J* (f)	5.48		05/10/45	667	99,990
Series 2006-2, Class K* (f)	5.48		05/10/45	1,047	146,579
Series 2006-2, Class L* (f)	5.48		05/10/45	1,202	156,257
Series 2006-2, Class M* (f)	5.48		05/10/45	786	94,284
Series 2006-2, Class N* (f)	5.48		05/10/45	1,571	172,843
Series 2006-2, Class O* (f)	5.48		05/10/45	1,537	153,713
Series 2006-2, Class P* (f)	5.48		05/10/45	8,454	760,829
Series 2007-2, Class K* (f)	5.70	†	04/10/49	2,727	477,278
Series 2002-PB2, Class K* (f)	6.29		06/11/35	1,511	1,091,484
Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class L* (f)	4.66		09/11/42	3,777	655,723
Series 2006-PWR13, Class J* (f)	5.26		09/11/41	2,406	388,765
Series 2006-PWR13, Class K* (f)	5.26		09/11/41	302	44,318
Series 2006-PWR13, Class L* (f)	5.26		09/11/41	2,012	263,658
Series 2006-PWR13, Class M* (f)	5.26		09/11/41	1,644	199,424
Series 2006-PWR13, Class N* (f)	5.26		09/11/41	980	113,956
Series 2006-PWR13, Class O* (f)	5.26		09/11/41	1,641	190,840
Series 2006-PWR13, Class P* (f)	5.26		09/11/41	8,203	811,336
Series 2004-PWR6, Class F* (f)	5.44	†	11/11/41	1,700	763,989
Series 2004-PWR5, Class F* (f)	5.48	†	07/11/42	2,644	1,541,698
Series 1999-C1, Class J* (e) (f)	5.64		02/14/31	1,173	74,364
CD 2006 CD2
Series 2006-CD2, Class K* (f)	5.09		01/15/46	1,233	165,514
Series 2006-CD2, Class L* (f)	5.09		01/15/46	881	112,360
Series 2006-CD6, Class M* (f)	5.09		01/15/46	1,496	169,236
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class G * (f)	5.23	†	07/15/44	3,777	2,044,242
Commercial Mortgage Pass-Through Certificates
Series 2006-C8, Class L* (f)	5.06		12/10/46	1,667	192,185
Series 2006-C8, Class M* (f)	5.06		12/10/46	1,667	179,919

See	notes to financial statements.

HYPERION BROOKFIELD INCOME FUND, INC.

Portfolio of Investments (Unaudited)

October 31, 2008

	Interest Rate		Maturity	Principal Amount (000s)	Value (Note 2)
COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
Series 2006-C8, Class N* (f)	5.06%		12/10/46	$416	$41,784
Series 2007-C9, Class L* (f)	5.24		12/10/49	3,171	359,627
Series 2007-C9, Class M* (f)	5.24		12/10/49	1,244	132,695
Series 2007-C9, Class N* (f)	5.24		12/10/49	1,343	135,269
Series 2007-C9, Class O* (f)	5.24		12/10/49	1,142	107,200
Series 2007-C9, Class P* (f)	5.24		12/10/49	1,926	172,102
Series 2007-C9, Class Q* (f)	5.24		12/10/49	1,154	95,666
Series 2007-C9, Class S* (f)	5.24		12/10/49	8,177	591,898
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-C3, Class J* (f)	4.23		05/15/38	907	457,984
Series 2004-C3, Class J* (f)	4.78		07/15/36	208	73,566
Series 2006-C1, Class L* (f)	5.24		02/15/39	1,297	155,690
Series 2006-C1, Class M* (f)	5.24		02/15/39	907	90,678
Series 2006-C1, Class N* (f)	5.24		02/15/39	973	58,405
Series 2006-C1, Class O* (f)	5.24		02/15/39	324	16,212
Series 2006-C1, Class P* (f)	5.24		02/15/39	325	13,003
Series 2006-C1, Class Q* (f)	5.24		02/15/39	648	25,941
Series 2006-C1, Class S* (f)	5.24		02/15/39	2,917	116,734
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class L* (f)	5.15		09/15/39	471	47,070
Series 2006-C4, Class M* (f)	5.15		09/15/39	759	45,510
Series 2006-C4, Class N* (f)	5.15		09/15/39	1,223	61,179
Series 2006-C4, Class O* (f)	5.15		09/15/39	1,207	48,284
Series 2006-C4, Class P* (f)	5.15		09/15/39	1,817	72,712
Series 2006-C4, Class Q* (f)	5.15		09/15/39	2,412	96,536
Series 2006-C4, Class S* (f)	5.15		09/15/39	12,060	482,621
JP Morgan Commercial Mortgage Finance Corp.
Series 2003-C1, Class K* (f)	5.08		01/12/37	1,228	543,407
Series 2003-C1, Class L* (f)	5.08		01/12/37	907	289,066
Series 2005-LDP5, Class J* (f)	5.50	†	12/15/44	3,400	967,288
Series 2007-LD11, Class K* (f)	5.82	†	06/15/49	4,154	644,747
LB-UBS Commercial Mortgage Trust
Series 2002-C2, Class V**	1.00	†	07/15/32	0	0
Series 2005-C1, Class G* (f)	5.16	†	02/15/40	3,238	1,861,504
Series 2002-C2, Class M* (f)	5.68		07/15/35	680	382,446
Series 2002-C2, Class N* (f)	5.68		07/15/35	1,096	582,953
Series 2001-C7, Class L* (f)	5.87		11/15/33	2,492	1,553,812
LNR CDO Ltd.
Series 2007-1A, Class F * (f)	4.71	†	12/26/49	2,833	141,678
Merrill Lynch Mortgage Trust Series 2002-MW1, Class J * (f)	5.70		07/12/34	1,734	1,050,844
Morgan Stanley Cap I, Inc.
Series 2006-IQ11, Class J* (f)	5.53		10/15/42	613	81,159
Series 2006-IQ11, Class K* (f)	5.53		10/15/42	443	56,092
Series 2006-IQ11, Class L* (f)	5.53		10/15/42	499	44,874
PNC Corp. Center B Note * (d) (e)	8.85		03/11/17	2,350	2,057,660
Sheffield Bldg. Mezzanine Loan (d) (e)	0.00	~	10/30/09	5,430	5,266,014
Wachovia Bank Commercial Mortgage Trust
Series 2005-C18, Class J* (f)	4.70		04/15/42	943	270,656
Series 2005-C18, Class K* (f)	4.70		04/15/42	1,258	327,396
Series 2005-C18, Class L* (f)	4.70		04/15/42	602	142,814
Series 2005-C18, Class M* (f)	4.70		04/15/42	402	87,026
Series 2005-C18, Class N* (f)	4.70		04/15/42	489	97,275
Series 2002-C2, Class L* (f)	4.94		11/15/34	1,385	764,116
Series 2002-C2, Class M* (f)	4.94		11/15/34	810	374,851
Series 2002-C2, Class N* (f)	4.94		11/15/34	709	296,863
Series 2002-C2, Class O* (f)	4.94		11/15/34	571	225,506
Series 2002-C2, Class P* (e) (f)	4.94		11/15/34	7,588	1,585,870
Series 2006-C29, Class K* (f)	5.07		11/15/48	1,057	173,387

See	notes to financial statements.

HYPERION BROOKFIELD INCOME FUND, INC.

Portfolio of Investments (Unaudited)

October 31, 2008

	Interest Rate		Maturity	Principal Amount (000s)	Value (Note 2)
COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
Series 2006-C29, Class L* (f)	5.07%		11/15/48	$704	$108,616
Series 2006-C29, Class M* (f)	5.07		11/15/48	670	97,483
Series 2006-C29, Class N* (f)	5.07		11/15/48	865	119,009
Series 2006-C29, Class O* (f)	5.07		11/15/48	1,862	249,273
Series 2006-C29, Class P* (f)	5.07		11/15/48	1,894	246,080
Series 2006-C29, Class Q* (f)	5.07		11/15/48	8,525	904,778
Series 2007-C31, Class L* (f)	5.13		04/15/47	2,554	367,837
Series 2007-C31, Class M* (f)	5.13		04/15/47	551	76,109
Series 2007-C31, Class N* (f)	5.13		04/15/47	2,146	288,615
Series 2007-C31, Class O* (f)	5.13		04/15/47	1,243	162,850
Series 2007-C31, Class P* (f)	5.13		04/15/47	1,250	163,229
Series 2007-C31, Class Q* (f)	5.13		04/15/47	1,250	163,229
Series 2007-C31, Class S* (f)	5.13		04/15/47	710	92,781
Series 2007-C31, Class T* (f)	5.13		04/15/47	1,428	186,541
Series 2007-C31, Class U* (f)	5.13		04/15/47	5,718	746,772
Total Other Commercial Mortgage Backed Securities
(Cost - $130,599,591)					41,336,162

Total Commercial Mortgage-Backed Securities
(Cost - $130,599,591)					41,336,162

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 6.2%

Subordinated Collateralized Mortgage Obligations - 6.2%
Citicorp Mortgage Securities, Inc.
Series 2003-4, Class B4	5.00		03/25/18	175	128,712
Series 2003-4, Class B5	5.00		03/25/18	88	60,256
Series 2003-4, Class B6	5.00		03/25/18	176	13,177
Series 2003-5, Class B4	5.36		04/25/33	345	213,599
Series 2003-5, Class B5	5.36		04/25/33	230	103,449
Series 2003-5, Class B6	5.36		04/25/33	346	27,821
First Horizon Mortgage Trust
Series 2005-FA9, Class B4	5.50		12/25/35	791	35,619
Series 2005-FA9, Class B5	5.50		12/25/35	1,190	17,880
Series 2005-FA9, Class B6	5.50		12/25/35	52	518
Harborview Mortgage Loan Trust
Series 2005-14, Class B4* (f)	5.57	†	12/19/35	2,506	75,166
Series 2005-1, Class B4* (b) (f)	6.03	†	03/19/35	659	79,069
Series 2005-1, Class B5* (b) (f)	6.03	†	03/19/35	961	9,608
Series 2005-1, Class B6* (b) (f)	6.03	†	03/19/35	21	53
Residential Funding Mortgage Sec I
Series 2003-S6, Class B1	5.00		04/25/18	109	29,747
Series 2003-S6, Class B2	5.00		04/25/18	55	9,988
Series 2003-S6, Class B3	5.00		04/25/18	109	13,093
Series 2005-S9, Class B1* (f)	5.75		12/25/35	671	80,578
Series 2005-S9, Class B2* (f)	5.75		12/25/35	403	30,250
Series 2005-S9, Class B3* (f)	5.75		12/25/35	107	1,868
Resix Financial Ltd.
Series 2004-A, Class B8* (f)	9.29	†	02/10/36	612	245,978
Series 2005-A, Class B9* (f)	10.04	†	03/10/37	981	187,099
Series 2005-D, Class B9* (f)	12.56	†	12/15/37	2,134	360,862
Series 2005-A, Class B10* (f)	12.79	†	03/10/37	765	147,091
Series 2005-D, Class B10* (f)	14.06	†	12/15/37	1,067	167,413
Series 2005-D, Class B11* (f)	16.06	†	12/15/37	1,423	197,903
Series 2004-A, Class B11* (f)	18.79	†	02/10/36	699	190,291
Washington Mutual
Series 2005-AR2, Class B11* (b) (f)	4.46	†	01/25/45	2,720	81,588
Series 2005-AR2, Class B12* (b) (f)	4.46	†	01/25/45	966	9,663
Series 2003-S3, Class CB5	5.42	†	06/25/33	786	353,993
Series 2003-S3, Class CB6	5.42	†	06/25/33	782	117,330

See	notes to financial statements.

HYPERION BROOKFIELD INCOME FUND, INC.

Portfolio of Investments (Unaudited)

October 31, 2008

	Interest Rate		Maturity	Principal Amount (000s)	Value (Note 2)
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR4, Class B6	4.57	†%	04/25/35	$811	$72,969
Series 2006-14, Class B4* (f)	6.00		11/25/36	929	111,445
Series 2006-15, Class B5* (f)	6.00		11/25/36	1,393	76,613
Series 2006-15, Class B6* (f)	6.00		11/25/36	541	21,655
Total Subordinated Collateralized Mortgage Obligations
(Cost - $20,378,130)					3,272,344

Total Non-Agency Residential Mortgage Backed Securities
(Cost - $20,378,130)					3,272,344

				Shares	Value (Note 2)
Preferred Stock - 0.4%
Strategic Hotel Capital, Inc.
Series A, 8.50% (REIT)* (f)
(Cost $719,512)				28,154	182,123

	Interest Rate		Maturity	Principal Amount (000s)	Value (Note 2)
SHORT TERM INVESTMENTS - 9.6%
State Street Euro Dollar Time Deposit
(Cost $5,079,000)	0.15%		11/03/08	$5,079	$5,079,000

Total Investments - 97.3%
(Cost - $160,555,318)					51,356,055
Other Assets in Excess of Liabilities - 2.7%					1,450,413

NET ASSETS - 100.0%					$52,806,468

*	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2008, the total value of all such investments was $38,355,494 or 72.63% of net assets.
**	—	Acquired in connection with purchase of LB-UBS Commercial Mortgage Trust Series 2002-C2 Classes Q, S, T, and U.
†	—	Variable Rate Security - Interest Rate is in effect as of October 31, 2008.
~	—	Issuer is currently in default on its regularly scheduled interest payment.
(a)	—	Interest rate and principal amounts are based on the notional amount of the underlying mortgage pools.
(b)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.
(c)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(d)	—	Investments in loans receivable.
(e)	—	Security valued in good faith pursuant to fair value procedures adopted by the Board of Directors. As of October 31, 2008, the total value of all such securities was $8,983,957 or 17.01% of net assets.
(f)	—	Private Placement.
(g)	—	Investment in sub-prime security. As of October 31, 2008, the total value of all such investments was $37,663 or 0.07% of net assets.
CDO	—	Collateralized Debt Obligation
REIT	—	Real Estate Investment Trust

See	notes to financial statements.

HYPERION BROOKFIELD INCOME FUND, INC.

Notes to Financial Statements

October 31, 2008

Valuation of Investments: Where market quotations are readily available, securities held by the Fund are valued based upon the current bid price, except preferred stocks, which are valued based upon the closing price. Securities may be valued by independent pricing services that have been approved by the Board of Directors. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. The Fund values mortgage-backed securities (“MBS”) and other debt securities for which market quotations are not readily available (approximately <1% of the investments in securities held by the Fund at October 31, 2008) at their fair value as determined in good faith, utilizing procedures approved by the Board of Directors of the Fund, on the basis of information provided by dealers in such securities. Some of the general factors which may be considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

Investments in securities listed or traded on a securities exchange are valued at the last quoted sale price on the exchange where the security is primarily traded as of the close of business on the New York Stock Exchange, usually 4:00p.m. Eastern Time, on the valuation date.

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The values of MBS can be significantly affected by changes in interest rates or in the financial condition of an issuer or market.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$—	$—
Level 2 — Other Significant Observable Inputs	5,079,000	—
Level 3 — Significant Unobservable Inputs	46,277,055	—

Total	$51,356,055	$—

*	Other financial instruments include futures and swap contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments
Balance as of July 31, 2008	$154,713,773	$(4,615,658)
Accrued discounts/premiums	—	—
Realized gain (loss)	(37,155,950)	—

HYPERION BROOKFIELD INCOME FUND, INC.

Notes to Financial Statements

October 31, 2008

Change in unrealized appreciation (depreciation)	11,453,850	4,615,658
Net purchases (sales)	$(82,734,618)	$—
Transfers in and/or out of Level 3	—	—
Balance as of October 31, 2008	$46,277,055	$—

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Swap agreements: The Fund may enter into swap agreements to manage its exposure to various risks. An interest rate swap agreement involves the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the London Inter-Bank Offer Rate (“LIBOR”). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the LIBOR based interest on the notional principal amount and receives (or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation or index of reference debt obligations is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/moratorium). The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Statement of Operations. Payments paid or received upon the opening of a swap agreement are included in Swap premiums paid or received in the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations upon the termination or maturity of the swap. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations.

Based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Statement of Operations. Payments paid or received upon the opening of a swap agreement are included in Swap premiums paid or received in the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations upon the termination or maturity of the swap. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin

HYPERION BROOKFIELD INCOME FUND, INC.

Notes to Financial Statements

October 31, 2008

payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.

Designation of Restricted Illiquid Securities

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Banc America Commercial Mortgage, Inc. Series 2006-2, Class L	5.48%	05/10/45	06/12/06	$904,976	$156,257	0.3%
Banc America Commercial Mortgage, Inc. Series 2006-2, Class M	5.48	05/10/45	06/12/06	556,537	94,284	0.2
Banc America Commercial Mortgage, Inc. Series 2006-2, Class N	5.48	05/10/45	06/12/06	1,048,165	172,843	0.3
Banc America Commercial Mortgage, Inc. Series 2006-2, Class O	5.48	05/10/45	06/12/06	949,239	153,713	0.3
Banc America Commercial Mortgage, Inc. Series 2006-2, Class P	5.48	05/10/45	06/12/06	3,281,880	760,829	1.4
Banc America Commercial Mortgage, Inc. Series 2007-2, Class M	5.37	04/10/49	05/24/07	441,524	78,765	0.2
Banc America Commercial Mortgage, Inc. Series 2007-2, Class N	5.37	04/10/49	05/24/07	1,307,757	247,492	0.5
Banc America Commercial Mortgage, Inc. Series 2007-2, Class O	5.37	04/10/49	05/24/07	471,177	87,321	0.2
Banc America Commercial Mortgage, Inc. Series 2007-2, Class P	5.37	04/10/49	05/24/07	420,624	76,524	0.1
Banc America Commercial Mortgage, Inc. Series 2007-2, Class Q	5.37	04/10/49	05/24/07	1,232,154	260,194	0.5
Banc America Commercial Mortgage, Inc. Series 2007-2, Class S	5.37	04/10/49	05/24/07	3,600,505	897,990	1.7
Bear Stearns Commercial Mortgage Securities Series 1999-C1, Class J	5.64	02/14/31	11/16/01	209,216	74,364	0.1
Bear Stearns Commercial Mortgage Securities Series 2006-PWR13, Class K	5.26	09/11/41	09/13/06	258,154	44,318	0.1
Bear Stearns Commercial Mortgage Securities Series 2006-PWR13, Class L	5.26	09/11/41	09/13/06-09/20/06	1,446,947	263,658	0.5
Bear Stearns Commercial Mortgage Securities Series 2006-PWR13, Class M	5.26	09/11/41	09/13/06-09/20/06	1,059,987	199,424	0.4
Bear Stearns Commercial Mortgage Securities Series 2006-PWR13, Class N	5.26	09/11/41	09/13/06	584,927	113,956	0.2
Bear Stearns Commercial Mortgage Securities Series 2006-PWR13, Class O	5.26	09/11/41	09/13/06	906,680	190,840	0.4
Bear Stearns Commercial Mortgage Securities Series 2006-PWR13, Class P	5.26	09/11/41	09/13/06	2,754,037	811,336	1.5
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class O	5.24	12/10/49	08/07/07	721,123	107,200	0.2
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class P	5.24	12/10/49	08/07/07	1,143,713	172,102	0.3
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class Q	5.24	12/10/49	08/07/07	418,413	95,666	0.2

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Notes to Financial Statements

October 31, 2008

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class S	5.24%	12/10/49	08/07/07	$2,648,512	$591,898	1.1%
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1, Class N	5.24	02/15/39	03/07/06	746,537	58,405	0.1
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1, Class O	5.24	02/15/39	03/07/06	232,373	16,212	0.0
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1, Class P	5.24	02/15/39	03/07/06	220,360	13,003	0.0
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1, Class Q	5.24	02/15/39	03/07/06	392,012	25,941	0.0
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1, Class S	5.24	02/15/39	03/07/06	1,056,435	116,734	0.2
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class M	5.15	09/15/39	09/21/06	650,526	45,510	0.1
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class N	5.15	09/15/39	09/21/06	924,653	61,179	0.1
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class O	5.15	09/15/39	09/21/06	822,544	48,284	0.1
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class P	5.15	09/15/39	09/21/06	1,150,178	72,712	0.1
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class Q	5.15	09/15/39	09/21/06	1,260,761	96,536	0.2
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class S	5.15	09/15/39	09/21/06	4,293,516	482,621	0.9
Harborview Mortgage Loan Trust Series 2005-1, Class B5	6.03	03/19/35	02/11/05	767,298	9,608	0.0
Harborview Mortgage Loan Trust Series 2005-1, Class B6	6.03	03/19/35	02/11/05	9,989	53	0.0
Harborview Mortgage Loan Trust Series 2005-14, Class B4	5.57	12/19/35	12/14/05	2,135,005	75,166	0.1
LB-UBS Commercial Mortgage Trust Series 2002-C2, Class V	1.00	07/15/32	07/17/02	0	0	0.0
Morgan Stanley Cap I, Inc. Series 2006-IQ11, Class J	5.53	10/15/42	05/24/06	518,730	81,159	0.2
Morgan Stanley Cap I, Inc. Series 2006-IQ11, Class K	5.53	10/15/42	05/24/06	362,522	56,092	0.1
Morgan Stanley Cap I, Inc. Series 2006-IQ11, Class L	5.53	10/15/42	05/24/06	342,951	44,874	0.1
PNC Corp. Center B Note	8.85	03/11/17	04/20/07	2,397,134	2,057,660	3.9
Residential Funding Mortgage Sec I Series 2005-S9, Class B1	5.75	12/25/35	12/21/05	574,909	80,578	0.2
Residential Funding Mortgage Sec I Series 2005-S9, Class B2	5.75	12/25/35	12/21/05	274,980	30,250	0.1
Residential Funding Mortgage Sec I Series 2005-S9, Class B3	5.75	12/25/35	12/21/05	38,280	1,868	0.0
Resix Financial Ltd. Series 2004-A, Class B11	18.79	02/10/36	03/09/04	699,053	190,291	0.4
Resix Financial Ltd. Series 2005-A, Class B10	12.79	03/10/37	03/10/05	764,888	147,091	0.3
Resix Financial Ltd. Series 2005-A, Class B9	10.04	03/10/37	03/10/05	980,591	187,099	0.4

HYPERION BROOKFIELD INCOME FUND, INC.

Notes to Financial Statements

October 31, 2008

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Resix Financial Ltd. Series 2005-D, Class B9	12.56%	12/15/37	12/09/05	$2,134,013	$360,862	0.7%
Resix Financial Ltd. Series 2005-D, Class B10	14.06	12/15/37	12/09/05	1,067,006	167,413	0.3
Resix Financial Ltd. Series 2005-D, Class B11	16.06	12/15/37	12/09/05	1,422,738	197,903	0.4
Sail Net Interest Margin Notes Series 2003-5, Class A	7.35	06/27/33	06/12/03	24,925	2	0.0
Sail Net Interest Margin Notes Series 2004-BN2A, Class B	7.00	12/27/34	12/16/04	467,303	47	0.0
Structured Asset Investment Loan Trust Series 2003-BC13, Class B	6.00/6.50	11/25/33	02/18/04	228,397	21,998	0.0
Structured Asset Investment Loan Trust Series 2004-11, Class B	5.00/5.50	01/25/35	01/31/05	351,476	49	0.0
Structured Asset Investment Loan Trust Series 2004-3, Class B	6.00/6.50	04/25/34	03/23/04	297,155	6,928	0.0
Wachovia Bank Commercial Mortgage Trust Series 2002-C2, Class M	4.94	11/15/34	09/16/05	772,350	374,851	0.7
Wachovia Bank Commercial Mortgage Trust Series 2002-C2, Class N	4.94	11/15/34	09/16/05	663,034	296,863	0.6
Wachovia Bank Commercial Mortgage Trust Series 2002-C2, Class O	4.94	11/15/34	09/16/05	500,585	225,506	0.4
Wachovia Bank Commercial Mortgage Trust Series 2002-C2, Class P	4.94	11/15/34	03/10/05	3,267,010	1,585,870	3.0
Wachovia Bank Commercial Mortgage Trust Series 2005-C18, Class M	4.70	04/15/42	05/04/05	298,608	87,026	0.2
Wachovia Bank Commercial Mortgage Trust Series 2005-C18, Class N	4.70	04/15/42	05/04/05-09/16/05	346,408	97,275	0.2
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class N	5.07	11/15/48	12/13/06	612,194	119,009	0.2
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class O	5.07	11/15/48	12/13/06	1,240,389	249,273	0.5
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class P	5.07	11/15/48	12/13/06	1,167,363	246,080	0.5
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class Q	5.07	11/15/48	12/13/06	3,458,518	904,778	1.7
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class N	5.13	04/15/47	05/11/07	1,583,343	288,615	0.5
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class O	5.13	04/15/47	05/11/07	869,300	162,850	0.3
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class P	5.13	04/15/47	05/11/07	821,470	163,229	0.3
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class Q	5.13	04/15/47	05/11/07	772,849	163,229	0.3
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class S	5.13	04/15/47	05/11/07	289,426	92,781	0.2
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class T	5.13	04/15/47	05/11/07	581,910	186,541	0.4
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class U	5.13	04/15/47	05/11/07	2,050,788	746,772	1.4
Washington Mutual Series 2005-AR2, Class B11	4.46	01/25/45	01/20/05	2,074,321	81,588	0.2
Washington Mutual Series 2005-AR2, Class B12	4.46	01/25/45	01/20/05	405,501	9,663	0.0
Wells Fargo Mortgage Backed Securities Trust Series 2006-14, Class B4	6.00	11/25/36	10/11/06	823,049	111,445	0.2
Wells Fargo Mortgage Backed Securities Trust Series 2006-15, Class B5	6.00	11/25/36	10/11/06	983,518	76,613	0.1

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Notes to Financial Statements

October 31, 2008

Wells Fargo Mortgage Backed Securities Trust Series 2006-15, Class B6	6.00	11/25/36	10/11/06	225,847	21,655	0.0

					$16,696,614	31.6%

New Accounting Pronouncements

In September 2008 FASB issued a FASB Staff Position No. 133-1 and FIN 45-4 “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (“FSP”). FSP requires enhanced transparency of the effect of credit derivatives and guarantees on an issuer’s financial position, financial performance and cash flows. FSP is effective for fiscal years ending after November 15, 2008. This FSP applies to certain credit derivatives, hybrid instruments that have embedded credit derivatives (for example, credit-linked notes), and certain guarantees and it requires additional disclosures regarding credit derivatives with sold protection. Management is currently evaluating the impact of this new requirement.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HYPERION BROOKFIELD INCOME FUND, INC.

By:	/s/ Clifford E. Lai
Clifford E. Lai
Principal Executive Officer

Date: December 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Clifford E. Lai
Clifford E. Lai
Principal Executive Officer

Date: December 17, 2008

By:	/s/ Thomas F. Doodian
Thomas F. Doodian
Treasurer and Principal Financial Officer

Date: December 17, 2008